Portfolio of Investments
Columbia Small Cap Value Fund II, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.3%
Issuer	Shares	Value ($)
Communication Services 2.1%
Diversified Telecommunication Services 0.7%
Vonage Holdings Corp.(a)	1,165,000	9,215,150
Media 1.4%
Nexstar Media Group, Inc., Class A	171,000	18,418,410
Total Communication Services		27,633,560
Consumer Discretionary 8.6%
Auto Components 1.0%
Visteon Corp.(a)	145,000	13,561,850
Diversified Consumer Services 0.1%
Adtalem Global Education, Inc.(a)	16,223	547,202
Hotels, Restaurants & Leisure 2.1%
Brinker International, Inc.	275,999	12,364,755
Dine Brands Global, Inc.	115,000	9,531,200
PlayAGS, Inc.(a)	460,000	5,285,400
Total		27,181,355
Household Durables 2.1%
KB Home	399,300	13,807,794
TopBuild Corp.(a)	127,000	14,005,560
Total		27,813,354
Specialty Retail 3.3%
Aaron’s, Inc.	177,792	10,383,053
American Eagle Outfitters, Inc.	535,000	8,008,950
Children’s Place, Inc. (The)	153,000	11,055,780
Genesco, Inc.(a)	204,042	7,578,120
Sally Beauty Holdings, Inc.(a)	350,000	6,450,500
Total		43,476,403
Total Consumer Discretionary		112,580,164
Consumer Staples 2.9%
Food & Staples Retailing 1.0%
BJ’s Wholesale Club Holdings, Inc.(a)	530,000	12,561,000
Food Products 1.0%
TreeHouse Foods, Inc.(a)	280,000	13,689,200
Common Stocks (continued)
Issuer	Shares	Value ($)
Personal Products 0.9%
BellRing Brands, Inc., Class A(a)	602,000	12,058,060
Total Consumer Staples		38,308,260
Energy 4.5%
Energy Equipment & Services 0.6%
Patterson-UTI Energy, Inc.	947,000	8,466,180
Oil, Gas & Consumable Fuels 3.9%
Arch Coal, Inc.	156,000	11,561,160
Callon Petroleum Co.(a)	1,692,300	6,176,895
Delek U.S. Holdings, Inc.	335,000	11,493,850
Oasis Petroleum, Inc.(a)	1,750,000	4,095,000
Scorpio Tankers, Inc.	291,500	10,024,685
SM Energy Co.	514,613	4,276,434
Southwestern Energy Co.(a)	1,577,137	2,870,389
Total		50,498,413
Total Energy		58,964,593
Financials 28.3%
Banks 16.7%
Ameris Bancorp	364,713	15,919,722
Atlantic Union Bankshares Corp.	586,498	22,169,624
Cathay General Bancorp	438,641	16,150,762
Community Bank System, Inc.	340,070	23,073,750
Hancock Whitney Corp.	390,000	15,837,900
Heritage Commerce Corp.	536,255	6,703,188
Heritage Financial Corp.	389,356	10,738,438
Independent Bank Corp.	239,199	20,140,556
Pacific Premier Bancorp, Inc.	453,427	14,527,801
Renasant Corp.	482,998	17,098,129
Sandy Spring Bancorp, Inc.	473,141	16,730,266
TCF Financial Corp.	514,616	21,866,034
UMB Financial Corp.	244,457	16,444,622
Total		217,400,792
Capital Markets 1.6%
Houlihan Lokey, Inc.	335,142	15,976,219
Virtu Financial, Inc. Class A	295,714	4,908,853
Total		20,885,072
Columbia Small Cap Value Fund II | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.5%
SLM Corp.	780,000	6,653,400
Insurance 3.8%
American Equity Investment Life Holding Co.(a)	250,628	7,448,664
AMERISAFE, Inc.	231,642	15,658,999
Argo Group International Holdings Ltd.	234,000	15,392,520
MBIA, Inc.(a)	1,110,548	10,361,413
Total		48,861,596
Mortgage Real Estate Investment Trusts (REITS) 1.4%
Blackstone Mortgage Trust, Inc.	356,314	13,051,782
Invesco Mortgage Capital, Inc.	295,714	4,802,395
Total		17,854,177
Thrifts & Mortgage Finance 4.3%
Axos Financial, Inc.(a)	404,142	11,901,982
MGIC Investment Corp.	1,290,000	18,588,900
OceanFirst Financial Corp.	363,432	8,715,099
WSFS Financial Corp.	389,356	17,361,384
Total		56,567,365
Total Financials		368,222,402
Health Care 5.1%
Biotechnology 0.5%
Immunomedics, Inc.(a)	345,000	6,479,100
Health Care Equipment & Supplies 0.4%
Merit Medical Systems, Inc.(a)	182,000	5,096,000
Health Care Providers & Services 2.3%
LHC Group, Inc.(a)	128,000	17,075,200
R1 RCM, Inc.(a)	960,000	12,374,400
Total		29,449,600
Life Sciences Tools & Services 0.7%
Syneos Health, Inc.(a)	157,000	8,620,870
Pharmaceuticals 1.2%
Horizon Therapeutics PLC(a)	500,000	16,390,000
Total Health Care		66,035,570
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.2%
Airlines 1.9%
Skywest, Inc.	266,142	16,671,135
Spirit Airlines, Inc.(a)	213,000	8,321,910
Total		24,993,045
Building Products 1.2%
Armstrong World Industries, Inc.	88,900	8,536,178
Masonite International Corp.(a)	97,600	7,007,680
Total		15,543,858
Construction & Engineering 1.7%
Granite Construction, Inc.	263,952	6,799,404
MasTec, Inc.(a)	235,000	15,589,900
Total		22,389,304
Electrical Equipment 1.0%
Sunrun, Inc.(a)	925,000	12,839,000
Machinery 2.4%
Evoqua Water Technologies Corp.(a)	750,000	14,205,000
Kennametal, Inc.	166,044	5,783,312
Navistar International Corp.(a)	355,000	11,590,750
Total		31,579,062
Professional Services 2.9%
ICF International, Inc.	192,214	17,247,362
Kforce, Inc.	337,113	13,322,706
Korn/Ferry International	186,528	7,326,820
Total		37,896,888
Road & Rail 1.5%
Covenant Transportation Group, Inc., Class A(a)	655,000	8,796,650
Hertz Global Holdings, Inc.(a)	700,000	10,850,000
Total		19,646,650
Trading Companies & Distributors 1.6%
NOW, Inc.(a)	775,000	8,687,750
Triton International Ltd.	295,000	11,174,600
Total		19,862,350
Total Industrials		184,750,157

2	Columbia Small Cap Value Fund II | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 13.3%
Communications Equipment 3.1%
Ciena Corp.(a)	220,000	8,351,200
Lumentum Holdings, Inc.(a)	250,000	18,415,000
Viavi Solutions, Inc.(a)	925,977	13,908,175
Total		40,674,375
Electronic Equipment, Instruments & Components 1.5%
SYNNEX Corp.	159,000	19,526,790
IT Services 2.1%
KBR, Inc.	492,856	14,672,323
Science Applications International Corp.	152,786	13,040,285
Total		27,712,608
Semiconductors & Semiconductor Equipment 4.9%
Cohu, Inc.	637,000	11,300,380
Diodes, Inc.(a)	116,700	5,384,538
Entegris, Inc.	345,000	16,325,400
Kulicke & Soffa Industries, Inc.	385,000	9,659,650
MACOM Technology Solutions Holdings, Inc.(a)	365,000	9,004,550
Photronics, Inc.(a)	320,000	3,763,200
Ultra Clean Holdings, Inc.(a)	375,000	8,340,000
Total		63,777,718
Software 1.7%
Avaya Holdings Corp.(a)	880,000	11,237,600
Verint Systems, Inc.(a)	215,000	10,451,150
Total		21,688,750
Total Information Technology		173,380,241
Materials 5.8%
Chemicals 1.2%
Livent Corp.(a)	685,000	5,343,000
Orion Engineered Carbons SA	565,000	10,271,700
Total		15,614,700
Construction Materials 0.7%
Summit Materials, Inc., Class A(a)	395,898	9,450,085
Common Stocks (continued)
Issuer	Shares	Value ($)
Metals & Mining 3.2%
Carpenter Technology Corp.	285,000	14,982,450
Cleveland-Cliffs, Inc.	1,740,000	13,902,600
Materion Corp.	208,000	12,242,880
Total		41,127,930
Paper & Forest Products 0.7%
Boise Cascade Co.	236,000	8,949,120
Total Materials		75,141,835
Real Estate 8.3%
Equity Real Estate Investment Trusts (REITS) 8.3%
American Assets Trust, Inc.	335,142	15,929,299
Brandywine Realty Trust	525,000	8,100,750
First Industrial Realty Trust, Inc.	520,000	22,141,600
Hudson Pacific Properties, Inc.	357,171	12,786,722
Mack-Cali Realty Corp.	586,498	12,545,192
Park Hotels & Resorts, Inc.	0	—
PS Business Parks, Inc.	98,000	17,305,820
Sabra Health Care REIT, Inc.	270,000	6,015,600
Sunstone Hotel Investors, Inc.	980,782	13,730,948
Total		108,555,931
Total Real Estate		108,555,931
Utilities 5.2%
Electric Utilities 2.0%
PNM Resources, Inc.	250,962	12,159,109
Portland General Electric Co.	245,000	13,599,950
Total		25,759,059
Gas Utilities 3.2%
New Jersey Resources Corp.	284,500	12,102,630
ONE Gas, Inc.	145,000	12,886,150
South Jersey Industries, Inc.	340,000	10,621,600
Southwest Gas Holdings, Inc.	86,400	6,545,664
Total		42,156,044
Total Utilities		67,915,103
Total Common Stocks (Cost $1,019,218,405)		1,281,487,816

Columbia Small Cap Value Fund II | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Small Cap Value Fund II, November 30, 2019 (Unaudited)
Money Market Funds 1.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(b),(c)	21,671,940	21,671,940
Total Money Market Funds (Cost $21,670,275)		21,671,940
Total Investments in Securities (Cost: $1,040,888,680)		1,303,159,756
Other Assets & Liabilities, Net		(136,725)
Net Assets		1,303,023,031
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	15,754,613	201,521,706	(195,604,379)	21,671,940	772	1,665	603,353	21,671,940
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Value Fund II | Quarterly Report 2019